Loans and Advances to Customers - Changes in Loan Loss Provisions (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of financial assets [line items]
Opening balance	€ 876,444
Increase in loan loss provisions	416	€ 200
Closing balance	900,164		€ 876,444
Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance	4,568	5,316	5,316
Transfer into 12-month ECL	(190)		(209)
Transfer into lifetime ECL not credit impaired	184		383
Transfer into lifetime ECL credit impaired	369		615
Net remeasurement of loan loss provision	124		274
New financial assets originated or purchased	116		212
Financial assets that have been derecognised	(188)		(588)
Increase in loan loss provisions	416		688
Write-offs	(424)		(1,044)
Recoveries of amounts previously written off	31		53
Exchange rate differences	(43)		(446)
Closing balance	4,548		4,568
Financial Assets Impaired [member] | Before accounting adjustments [member]
Disclosure of financial assets [line items]
Opening balance		4,521	4,521
Financial Assets Impaired [member] | Effects of changes in accounting policy [member]
Disclosure of financial assets [line items]
Opening balance		795	795
Stage 1: 12-month expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance	501	438	438
Transfer into 12-month ECL	30		19
Transfer into lifetime ECL not credit impaired	(38)		(62)
Transfer into lifetime ECL credit impaired	(2)		(7)
Net remeasurement of loan loss provision	(47)		17
New financial assets originated or purchased	116		213
Financial assets that have been derecognised	(50)		(101)
Increase in loan loss provisions	10		80
Exchange rate differences	(3)		(18)
Closing balance	507		501
Not credit-impaired [member] | Stage 2: Lifetime expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance	925	955	955
Transfer into 12-month ECL	(208)		(206)
Transfer into lifetime ECL not credit impaired	283		501
Transfer into lifetime ECL credit impaired	(82)		(86)
Net remeasurement of loan loss provision	27		(55)
Financial assets that have been derecognised	(75)		(145)
Increase in loan loss provisions			9
Decrease in loan loss provisions	(55)
Write-offs	(2)
Exchange rate differences	(4)		(38)
Closing balance	864		925
Credit impaired [member] | Stage 3: Lifetime Expected Credit Losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance	3,139	3,916	3,916
Transfer into 12-month ECL	(11)		(23)
Transfer into lifetime ECL not credit impaired	(61)		(56)
Transfer into lifetime ECL credit impaired	453		707
Net remeasurement of loan loss provision	145		312
Financial assets that have been derecognised	(64)		(341)
Increase in loan loss provisions	462		599
Write-offs	(422)		(1,043)
Recoveries of amounts previously written off	31		53
Exchange rate differences	(36)		(386)
Closing balance	3,175		3,139
Purchased and originated credit impaired [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance	2	€ 7	7
Exchange rate differences			(4)
Closing balance	€ 2		€ 2